Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities
Schedule assets and liabilities
	December 31, 2021	December 31, 2020
Total assets	$434,875	$3,123,702
Total liabilities	$1,152,950	$187,111

Schedule operating results
	2021	2020	2019
Revenue	$375,912	$1,010,435	$919,172
Net profit (loss)	$(3,680,184)	$(152,156)	$(2,111,710)

Schedule cash flow information
	2021	2020	2019
Net cash provided by (used in) operating activities	$(100,992)	$97,005	$562,432
Net cash provided by (used in) investing activities	$-	$-	$(18,702)
Net cash provided by (used in) financing activities	$-	$-	$(578,888)